Private Placements (Details) - USD ($)		12 Months Ended
	Mar. 15, 2022	Dec. 31, 2023	Mar. 31, 2024
Private Placement Warrants [Member]
Private Placements (Details) [Line Items]
Sale of private placement warrants		5,000,000	5,405,000
Price of warrant		$ 1
Generating gross proceeds		$ 5,000,000
Number of shares issuable per warrant		1
Warrant [Member]
Private Placements (Details) [Line Items]
Exercise price of warrants		$ 11.5
Over-Allotment Option [Member] | Private Placement Warrants [Member]
Private Placements (Details) [Line Items]
Sale of private placement warrants	405,000
Price of warrant	$ 1
Generating gross proceeds	$ 405,000